ClearShares OCIO ETF
Schedule of Investments
August 31, 2026 (Unaudited)

EXCHANGE TRADED FUNDS - 95.6%	Shares	Value
Commodities - 3.6%
VanEck Commodity Strategy ETF (a)	79,826	$ 6,286,297

Domestic Equity - 50.5%
Bastion Energy ETF	18,005	743,416
Invesco QQQ Trust Series 1	16,203	11,613,662
iShares Core S&P 500 ETF	10,113	7,794,494
iShares Core S&P Mid-Cap ETF (a)	33,524	2,526,033
iShares Core S&P Small-Cap ETF (a)	4,543	656,554
iShares MSCI USA Momentum Factor ETF (a)	8,183	2,457,846
iShares Russell 1000 Growth ETF	18,169	2,229,518
iShares Russell 2000 ETF (a)	6,802	1,999,312
iShares Russell Mid-Cap Growth ETF (a)	37,197	5,224,691
iShares Semiconductor ETF (a)	3,501	1,789,151
State Street SPDR Portfolio S&P 1500 Composite Stock Market ETF	56,138	5,216,343
State Street SPDR S&P 500 ETF Trust	10,391	7,970,417
Vanguard High Dividend Yield ETF (a)	18,590	3,046,343
Vanguard Information Technology ETF	39,973	4,816,347
Vanguard Morningstar Growth ETF	39,676	3,501,010
Vanguard Morningstar Total Stock Market ETF	21,546	8,147,620
Vanguard Morningstar Value ETF (a)	44,394	9,981,991
Vanguard S&P 500 ETF	10,369	7,309,004
		87,023,752

Fixed Income - 16.0%
ClearShares Ultra-Short Maturity ETF (b)	56,016	5,603,840
iShares 0-5 Year TIPS Bond ETF	19,217	1,934,767
iShares 1-3 Year Treasury Bond ETF (a)	74,494	6,100,314
iShares 3-7 Year Treasury Bond ETF (a)	55,758	6,477,407
WisdomTree Floating Rate Treasury Fund	148,036	7,458,054
		27,574,382

Global Equity - 25.5%
AB Disruptors ETF	20,899	2,686,358
Conductor Global Equity Value ETF	51,299	834,122
Invesco Dorsey Wright Emerging Markets Momentum ETF	88,120	2,970,058
iShares Currency Hedged MSCI EAFE ETF	125,121	5,909,465
iShares MSCI EAFE ETF (a)	65,054	6,990,052
iShares MSCI Emerging Markets ex China ETF	17,328	1,702,303
Roundhill Memory ETF (c)	37,009	2,105,812
Schwab International Equity ETF (a)	219,310	6,188,928
Vanguard FTSE Developed Markets ETF	134,095	9,778,207
Vanguard FTSE Emerging Markets ETF (a)	80,981	4,900,970
		44,066,275
TOTAL EXCHANGE TRADED FUNDS (Cost $121,524,505)		164,950,706

COMMON STOCKS - 4.0%	Shares	Value
Communications - 0.6%
Alphabet, Inc. - Class A	792	268,765
Alphabet, Inc. - Class C	693	232,439
Amazon.com, Inc. (c)(d)	2,374	616,694
		1,117,898

Consumer, Non-cyclical - 0.3%
AbbVie, Inc. (d)	396		101,542
Eli Lilly & Co.	198		229,033
Johnson & Johnson (d)	594		157,915
			488,490

Energy - 0.2%
Chevron Corp. (d)	495		102,039
ExxonMobil Holdings Corp. (d)	990		159,341
			261,380

Financial - 0.4%
Berkshire Hathaway, Inc. - Class B (c)	495		249,495
JPMorgan Chase & Co. (d)	594		211,476
Mastercard, Inc. - Class A	99		58,342
Visa, Inc. - Class A	396		150,230
			669,543

Industrial - 0.0% (e)
Caterpillar, Inc.	99		78,949

Technology - 2.5%
Advanced Micro Devices, Inc. (c)(d)	396		186,405
Apple, Inc. (d)	3,858		1,222,407
Broadcom, Inc. (d)	1,187		439,594
Intel Corp. (c)	1,484		132,833
Micron Technology, Inc. (d)	297		284,743
Microsoft Corp.	1,682		853,262
NVIDIA Corp.	5,144		1,135,692
			4,254,936
TOTAL COMMON STOCKS (Cost $6,919,293)			6,871,196

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 30.6%	Units		Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.79% (f)	52,686,572		52,686,572
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $52,686,572)			52,686,572

MONEY MARKET FUNDS - 0.4%	Shares		Value
First American Government Obligations Fund - Class X, 3.59% (f)	684,941		684,941
TOTAL MONEY MARKET FUNDS (Cost $684,941)			684,941

TOTAL INVESTMENTS - 130.6% (Cost $181,815,311)			225,193,415
Liabilities in Excess of Other Assets - (30.6)%		(0.30601)	(52,764,821)
TOTAL NET ASSETS - 100.0%			$ 172,428,594

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security is on loan as of August 31, 2026. The fair value of these securities was $51,549,165.
(b)	Affiliated security as defined by the Investment Company Act of 1940.
(c)	Non-income producing security.
(d)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(e)	Represents less than 0.05% of net assets.
(f)	The rate shown represents the 7-day annualized yield as of August 31, 2026.

ClearShares OCIO ETF
Schedule of Written Options
August 31, 2026 (Unaudited)

WRITTEN OPTIONS - (0.0)% (a)	Notional Amount	Contracts	Value
Call Options - (0.0)% (a)(b)(c)
AbbVie, Inc., Expiration: 09/18/2026; Exercise Price: $280.00	$ (102,568)	(4)	$ (132)
Advanced Micro Devices, Inc., Expiration: 09/18/2026; Exercise Price: $620.00	(188,288)	(4)	(114)
Amazon.com, Inc., Expiration: 09/18/2026; Exercise Price: $290.00	(337,701)	(13)	(494)
Apple, Inc., Expiration: 09/18/2026; Exercise Price: $340.00	(1,235,715)	(39)	(3,510)
Broadcom, Inc., Expiration: 09/18/2026; Exercise Price: $490.00	(444,408)	(12)	(684)
Chevron Corp., Expiration: 09/18/2026; Exercise Price: $210.00	(103,070)	(5)	(1,563)
ExxonMobil Holdings Corp., Expiration: 09/18/2026; Exercise Price: $180.00	(80,475)	(5)	(77)
Johnson & Johnson, Expiration: 09/18/2026; Exercise Price: $290.00	(159,510)	(6)	(114)
JPMorgan Chase & Co., Expiration: 09/18/2026; Exercise Price: $380.00	(213,612)	(6)	(297)
Micron Technology, Inc., Expiration: 09/18/2026; Exercise Price: $1,330.00	(287,619)	(3)	(177)
TOTAL WRITTEN OPTIONS (Premiums received $8,710)			$ (7,162)

Percentages are stated as a percent of net assets.

(a)	Represents less than 0.05% of net assets.
(b)	100 shares per contract.
(c)	Exchange-traded.

Summary of Fair Value Disclosure as of August 31, 2026 (Unaudited)

ClearShares OCIO ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$ 164,950,706	$ –	$ –	$ 164,950,706
Common Stocks	6,871,196	–	–	6,871,196
Investments Purchased with Proceeds from Securities Lending (a)	–	–	–	52,686,572
Money Market Funds	684,941	–	–	684,941
Total Investments	$ 172,506,843	$ –	$ –	$ 225,193,415

Liabilities:
Investments:
Written Options	$ –	$ (7,162)	$ –	$ (7,162)
Total Investments	$ –	$ (7,162)	$ –	$ (7,162)

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

ClearShares OCIO ETF - Transactions with Affiliates
	Value as of May 31, 2026	Additions	Reductions	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value as of August 31, 2026	Shares as of August 31, 2026	Dividend / Interest Income	Capital Gain Distributions from Underlying Funds
ClearShares Ultra-Short Maturity ETF	$ 5,602,160	$ 125,869	$ (124,462)	$ 37	$ 236	$ 5,603,840	56,016	$ 49,835	$ –
	$ 5,602,160	$ 125,869	$ (124,462)	$ 37	$ 236	$ 5,603,840	56,016	$ 49,835	$ –